Inventory - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of attribution of expenses by nature to their function [line items]
Inventory expensed to cost of goods sold	$ 300.1	$ 276.1
Expense related to changes in fair value of inventory sold	138.3	132.0
Inventory provisions and net realizable value adjustments	65.1	65.3
Inventory provision	27.3	25.7
Inventory provision
Disclosure of attribution of expenses by nature to their function [line items]
Decrease in accounting estimate	9.9
Consumer channel
Disclosure of attribution of expenses by nature to their function [line items]
Inventory provision	5.3
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Inventory provisions and net realizable value adjustments	25.3	15.5
Changes in fair value of inventory sold
Disclosure of attribution of expenses by nature to their function [line items]
Inventory provisions and net realizable value adjustments	$ 39.9	$ 49.8